John Hancock Core Bond ETF Investment Strategy - John Hancock Core Bond ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an exchange-traded fund (ETF), which is a fund that trades like other publicly-traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade bonds (securities rated from AAA to BBB by S&P Global Ratings (S&P) and Fitch Ratings, Inc. (Fitch Ratings) and Aaa to Baa by Moody’s Investors Service, Inc. (Moody’s), or equivalent by any nationally recognized statistical rating organization (NRSRO) or their unrated equivalents as determined to be of comparable credit quality by the fund’s manager).The fund will maintain an average credit rating of A- or higher. These may include corporate bonds, debentures and notes, convertible securities, hybrid securities, mortgage-backed and asset-backed securities, To-be-announced (TBA) mortgage contracts, U.S. government and agency securities, and variable and floating rate securities. The fund does not invest in bonds rated below investment grade at the time of purchase. Foreign (non-U.S.) securities, as determined by country of incorporation and/or country of risk, are restricted from purchase. The fund will not invest in bank loans. The fund’s investment policies are based on credit ratings at the time of purchase. The fund’s average maturity (time until a final payment is due) and average duration (measure of price sensitivity to interest rates) will be substantially similar to that of the Bloomberg U.S. Aggregate Bond Index but may deviate under certain market conditions for temporary defensive purposes. The manager focuses on sector allocation, industry allocation, and security selection in making investment decisions. The manager uses bottom-up research to find individual securities that appear comparatively undervalued. The fund will not invest in securities denominated in foreign currencies. The fund may engage in derivative transactions in exchange-listed futures contracts which may be used for hedging, risk management and/or efficient portfolio management purposes. The fund’s investments in U.S. government and agency securities may or may not be supported by the full faith and credit of the United States. The fund does not employ the use of leverage. The fund may engage in derivatives transactions which may magnify the fund’s gains and losses. The fund may trade securities actively. Under normal circumstances, the fund may not invest more than 10% of its net assets in cash or cash equivalents.